Consolidated Statements of Income and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Revenue	$ 958.1	$ 830.5	$ 591.2
Cost of sales	364.8	313.7	243.6
Gross profit	593.3	516.8	347.6
Selling, general and administrative expenses	350.5	302.1	200.1
Depreciation and amortization	50.7	18.0	9.4
Operating income	192.1	196.7	138.1
Net interest and other finance costs	28.4	14.2	12.9
Income before income taxes	163.7	182.5	125.2
Income tax expense	12.0	38.9	29.1
Net income	151.7	143.6	96.1
Items that will not be reclassified to earnings, net of tax:
Actuarial loss on post-employment obligation	(0.2)	(0.7)	(0.3)
Items that may be reclassified to earnings, net of tax:
Cumulative translation adjustment	9.4	(1.3)	3.2
Net (loss) gain on derivatives designated as cash flow hedges	(2.4)	(4.6)	0.1
Reclassification of net (gain) loss on cash flow hedges to income	(3.7)	3.8	(1.3)
Net (loss) gain on derivatives designated as a net investment hedge	(0.3)	3.5	(3.5)
Other comprehensive income (loss)	2.8	0.7	(1.8)
Comprehensive income	$ 154.5	$ 144.3	$ 94.3
Earnings per share
Basic (CAD per share)	$ 1.38	$ 1.31	$ 0.90
Diluted (CAD per share)	$ 1.36	$ 1.28	$ 0.86